Note 12 - Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Fair Value Disclosures [Text Block]

12. Fair Value of Financial Instruments

Cash and cash equivalents, restricted cash, accounts receivable, accounts payable, note payable, and accrued expenses are reflected in the Consolidated Balance Sheets at carrying value, which approximates fair value due to the short-term maturity of these instruments.

The carrying amount and estimated fair values of the Company's long-term debt are summarized as follows (in thousands):

As of:
	March 31, 2024		March 31, 2023
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Long-term debt, including current portion	$604,786	$599,408	$442,695	$436,293

The estimated fair value for long-term debt is determined by the quoted market prices for similar debt (comparable to the Company’s financial strength) or current rates offered to the Company for debt with the same maturities which is Level 2 from the fair value hierarchy. Since quoted prices for identical instruments in active markets are not available (Level 1), the Company makes use of observable market-based inputs to calculate fair value, which is Level 2.